GOODWILL (Details) (USD $) In Thousands, unless otherwise specified				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 USA Segment [Member]	Mar. 31, 2013 USA Segment [Member]	Mar. 31, 2014 Brazil Segment [Member]	Mar. 31, 2013 Brazil Segment [Member]
Goodwill [Roll Forward]
Beginning of period	$ 4,993	$ 4,139	$ 4,773	$ 0	$ 0	$ 4,139	$ 4,773
Effect of foreign currency translation						179	57
Acquisition of H&N				675	0
Ending of period	$ 4,993	$ 4,139	$ 4,773	$ 675	$ 0	$ 4,318	$ 4,830